Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Gross revenues	$ 21,919	$ 18,986
Royalties	(335)	(363)
Marketing and other	668	(40)
Revenues, net of royalties	22,252	18,583
Purchases of crude oil and products	14,555	11,566
Production, operating and transportation expenses (note 20)	2,803	2,679
Selling, general and administrative expenses (note 20)	654	650
Depletion, depreciation, amortization and impairment (note 9)	2,591	2,882
Exploration and evaluation expenses (note 8)	149	146
Gain on sale of assets (note 9)	(4)	(46)
Other – net (note 9)	(591)	(18)
Operating expense	20,157	17,859
Earnings from operating activities	2,095	724
Share of equity investment gain (note 11)	69	61
Net foreign exchange gains (losses)	14	(6)
Finance income	64	37
Finance expenses	(314)	(392)
Financial Items	(236)	(361)
Earnings before income taxes	1,928	424
Provisions for (recovery of) income taxes. current	75	(3)
Provisions for (recovery of) income taxes, deferred	396	(359)
Provisions for (recovery of) income taxes	471	(362)
Net earnings	$ 1,457	$ 786
Earnings per share (note 19)
Earnings per share – basic ($/share)	$ 1.41	$ 0.75
Earnings per share – diluted ($/share)	$ 1.40	$ 0.75
Weighted average number of common shares outstanding (note 19)
Weighted average number of common shares outstanding, basic	1,005.1	1,005.3
Weighted average number of common shares outstanding, diluted	1,006.1	1,005.3